Offerings	Sep. 05, 2024 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Fee Rate	0.01476%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred units representing limited partner interests
Fee Rate	0.01476%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01476%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,100,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 162,360.00
Offering Note	(1a) This Registration Statement covers the offer and sale up to $1,100,000,000.00 aggregate principal amount of common units representing limited partner interests ("common units") and preferred units representing limited partner interests ("preferred units") of Plains All American Pipeline, L.P. ("PAA") and debt securities of PAA or PAA and PAA Finance Corp. The securities registered under this Registration Statement may be sold separately or as units with other securities registered under this Registration Statement. This Registration Statement also covers an indeterminate securities as may be issued in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder. (1b) The proposed maximum aggregate offering price for each class of securities will be determined from time to time by the registrant in connection with the issuance of the securities registered hereunder and is not specified pursuant to Instruction 2.A.iii.b of the Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form S-3. (1c) If any debt securities are issued at an original issue discount, then the offering price of those debt securities shall be in an amount that will result in an aggregate initial offering price not to exceed $1,100,000,000.00, less the dollar amount of any registered securities previously issued. (1d) Estimated solely for the purposes of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act. (1e) See Note (1) to Table 2 below.